Income Taxes (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Net loss	$ (3,393,878)	$ (2,045,860)	$ (6,229,806)	$ (3,014,794)	$ (9,297,253)	$ (519,906)
Pre-tax loss from continuing operations	(3,393,311)	(2,020,383)	(6,226,974)	(2,743,573)	(9,026,032)	(310,984)
Pre-tax loss from discontinued operations	(567)	(25,477)	(2,832)	(271,221)	(271,221)	(208,922)
Federal net operating loss carryforward					4,473,000
Federal net operating loss carryforward expiration date					Will expire beginning in 2024.
Unrecognized tax benefits					0
Unrecognized tax benefits, interest or penalties					0	0
Income tax benefits for the losses					$ 0	$ 0